UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-05557

Prospect Street® High Income Portfolio Inc.
(Exact name of registrant as specified in charter)

NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)

Registrant's telephone number, including area code:      (877) 665-1287

Date of fiscal year end:      October 31

Date of reporting period:      January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.
Schedule of Investments (unaudited)
As of January 31, 2008

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Senior Loans - 15.91% (a) (b)

	Aerospace and Defense - 0.49%
500,000	US Airways Group, Inc., Term Loan, 5.79%, 03/23/2014	B2	B+	441,960

	Broadcasting and Entertainment - 1.93%
1,000,000	Bresnan Communications, LLC, Additional Term Loan B First Lien, 06/30/2013 (c)	B2	BB-	936,250
	Univision Communications, Inc., Initial Term Loan, 7.20%,
966,443	09/29/2014	Ba3	B+	793,556

				1,729,806

	Buildings and Real Estate - 5.14%
2,970,344	Pacific Clarion, LLC, Term Loan, 15.00%, 01/23/2009 (d)	NR	NR	2,921,431
	Realogy Corp.
1,570,973	Initial Term B Loan, 10/10/2013 (c)	Ba3	BB-	1,323,859
424,017	Synthetic Letter of Credit, 10/10/2013 (c)	Ba3	BB-	357,281

				4,602,571

	Electronics - 3.68%
3,840,302	Freescale Semiconductor, Inc. Term Loan, 6.98%, 11/29/2013	Ba1	BB	3,299,780

	Finance - 0.01%
	Calpine Construction Finance, Term Loan First Lien, 11.34%,
5,508	08/26/2009	NR	CCC	5,565

	Healthcare, Education and Childcare - 2.10%
1,972,318	CCS Medical, Inc., First Lien Term Loan, 8.45%, 09/30/2012	B1	B+	1,878,632

	Housing - 2.10%
	Weststate Land Partners LLC, Second Lien Term Loan, 13.35%,
2,000,000	05/01/2008	Caa1	NR	1,880,000

	Retail Stores - 0.46%
	Burlington Coat Factory Warehouse Corp., Term Loan, 7.76%,
493,529	05/28/2013	B2	B-	412,892

	Total Senior Loans (cost $15,266,709)			14,251,206

Corporate Notes & Bonds - 116.02% (a)

	Aerospace and Defense - 2.43%
4,000,000	Delta Air Lines, Inc., 8.30%, 08/11/2020 (e)	NR	NR	220,000
	Northwest Airlines, Inc.
1,899,659	Series 2002-1, Class C2, 9.06%, 05/20/2012	NR	NR	1,904,824
1,500,000	8.88%, 12/30/2027 (e)	NR	NR	54,375

				2,179,199

	Automobile - 3.94%
3,500,000	American Tire Distributors Holdings, Inc., 11.08%, 04/01/2012 (f)	Caa1	CCC+	3,360,000
417,000	Delphi Corp., 6.50%, 05/01/2009 (g)	NR	NR	164,715

				3,524,715

	Broadcasting and Entertainment - 4.16%
2,960,000	Univision Communications, Inc., 9.75%, 03/15/2015 PIK (e) (h)	B3	CCC+	2,227,400

PROSPECT STREET HIGH INCOME PORTFOLIO INC.
Schedule of Investments (unaudited) (continued)
As of January 31, 2008

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Corporate Notes & Bonds (continued)

	Broadcasting and Entertainment (continued)
2,000,000	Young Broadcasting, Inc., 10.00%, 03/01/2011	Caa2	CCC-	1,500,000

				3,727,400

	Buildings and Real Estate - 6.57%
1,767,000	Associated Materials, Inc., 0.00%, 03/01/2014 (e) (i)	Caa2	CCC	1,157,385
250,000	Masonite Corp., 11.00%, 04/06/2015 (e)	NR	BB-	183,750
	Realogy Corp.
5,000,000	10.50%, 04/15/2014 (e) (h)	Caa1	CCC+	3,600,000
1,570,000	12.38%, 04/15/2015 (e) (h)	Caa2	CCC+	942,000

				5,883,135

	Cable and Other Pay Television Services - 3.92%
4,861,000	CCH I LLC, 11.00%, 10/01/2015	Caa2	CCC	3,505,996

	Cable/Wireless Video - 5.05%
4,500,000	Intelsat Bermuda, Ltd., 11.25%, 06/15/2016 (h)	Caa2	B-	4,522,500

	Cargo Transport - 0.48%
1,000,000	Motor Coach Industries International, Inc., 11.25%, 05/01/2009	Ca	CC	425,000

	Chemicals, Plastics and Rubber - 0.87%
1,000,000	Georgia Gulf Corp., 9.50%, 10/15/2014 (e)	B2	CCC+	780,000

	Containers, Packaging and Glass - 7.62%
8,300,000	Solo Cup Co., 8.50%, 02/15/2014 (e)	Caa2	CCC-	6,826,750

	Electronics - 1.07%
1,000,000	WII Components, Inc., 10.00%, 02/15/2012	B2	B-	955,000

	Food, Beverage and Tobacco - 7.80%
5,300,000	Chiquita Brands International, Inc., 7.50%, 11/01/2014	Caa2	CCC	4,478,500
500,000	Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028 (h)	B1	BBB-	442,500
	Pinnacle Foods Finance LLC
500,000	9.25%, 04/01/2015 (h)	Caa2	CCC	430,000
2,000,000	10.63%, 04/01/2017 (h) (e)	Caa2	CCC	1,635,000

				6,986,000

	Forest Products - Containers - 0.27%
279,321	NewPage Corp., 11.82%, 11/01/2013 PIK (f)	B2	NR	244,406

	Healthcare, Education and Childcare - 11.14%
3,511,539	Argatroban Royalty Sub, LLC, 18.50%, 09/30/2014	NR	NR	3,529,097
1,794,000	Eszopiclone Royalty Sub LLC, 12.00%, 06/30/2014	NR	NR	1,865,760
	HCA, Inc.
500,000	7.69%, 06/15/2025	Caa1	B-	404,595
500,000	7.50%, 11/15/2095	Caa1	B-	373,622
2,000,000	Risperidone Royalty Sub, 7.00%, 01/01/2018	NR	NR	1,830,000
	Select Medical Corp.
975,000	7.63%, 02/01/2015	B3	CCC+	811,687
1,412,000	11.26%, 09/15/2015 (e) (f)	Caa1	CCC+	1,161,370

				9,976,131

PROSPECT STREET HIGH INCOME PORTFOLIO INC.
Schedule of Investments (unaudited) (continued)
As of January 31, 2008

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Corporate Notes & Bonds (continued)

	Home and Office Furnishings, Housewares, and Durable Consumer - 3.81%
	Spectrum Brands, Inc.
2,000,000	11.50%, 10/02/2013 PIK (e) (f)	Caa3	CCC-	1,700,000
2,450,000	7.38%, 02/01/2015	Caa3	CCC-	1,715,000

				3,415,000

	Information Technology - 8.80%
2,500,000	Charys Holding Co., Inc., 8.75%, 02/16/2012 (g) (h)	NR	NR	1,387,500
2,000,000	Freescale Semiconductor, Inc., 8.87%, 12/15/2014 (f)	B2	B	1,450,000
6,500,000	MagnaChip Semiconductor, 8.24%, 12/15/2011 (f)	B2	B	5,037,500

				7,875,000

	Insurance - 5.98%
7,000,000	HUB International Holdings, Inc., 10.25%, 06/15/2015 (h)	Caa1	CCC+	5,355,000

	Leisure, Amusement, Motion Pictures, Entertainment - 18.34%
	Ames True Temper, Inc.
2,000,000	8.26%, 01/15/2012 (f)	Caa3	CCC-	1,630,000
1,375,000	10.00%, 07/15/2012 (e)	Caa3	CCC-	666,875
8,000,000	Blockbuster, Inc., 9.00%, 09/01/2012 (e)	Caa2	CCC	6,360,000
	Six Flags, Inc.
2,000,000	8.88%, 02/01/2010 (e)	Caa2	CCC	1,475,000
2,267,000	Convertible, 4.50%, 05/15/2015	Caa2	CCC	1,414,041
8,000,000	Tropicana Entertainment LLC, 9.63%, 12/15/2014 (e)	Caa1	CC	4,880,000

				16,425,916

	Oil and Gas - 4.14%
1,750,000	Energy XXI Gulf Coast, Inc., 10.00%, 06/15/2013	Caa2	CCC	1,483,125
1,100,000	Helix Energy Solutions, 9.50%, 01/15/2016 (h)	B3	B+	1,122,000
1,080,000	McMoran Exploration Co., 11.88%, 11/15/2014	Caa1	CCC+	1,104,300

				3,709,425

	Personal, Food, and Miscellaneous Services - 0.00%
801,760	Outsourcing Services Group, Inc., 9.00%, 03/01/2009 PIK (j)	NR	NR	0

	Retail Stores - 3.38%
3,250,000	Dollar General Corp., 10.63%, 07/15/2015 (e) (h)	Caa1	CCC+	3,022,500

	Telecommunications - 16.25%
6,537,854	Digicel Group, Ltd., 9.13%, 01/15/2015 PIK (e) (h)	Caa2	NR	5,769,656
2,000,000	Grande Communications Holdings, Inc., 14.00%, 04/01/2011	Caa1	B-	2,058,000
500,000	Nordic Telephone Co. Holdings, 8.88%, 05/01/2016 (h)	B2	B	510,000
6,000,000	SunCom Wireless Holdings, Inc., 8.50%, 06/01/2013	Caa2	CCC	6,210,000

				14,547,656

	Utilities - 0.00%
56,303	USGen New England, Inc., 7.46%, 01/02/2015 (g) (h)	NR	NR	0

	Total Corporate Notes & Bonds (cost $122,558,006)			103,886,729

PROSPECT STREET HIGH INCOME PORTFOLIO INC.
Schedule of Investments (unaudited) (continued)
As of January 31, 2008

		Ratings

Principal Amount ($)	Description	Moody’s	Standard & Poor’s	Value ($)

Claims - 0.10% (a)

	Aerospace and Defense - 0.10%
	Northwest Airlines, Inc.
600,000	ALPA Trade Claim, 08/21/2013	NR	NR	18,000
1,065,300	Flight Attendant Claim, 08/21/2013	NR	NR	31,959
632,250	IAM Trade Claim, 08/21/2013	NR	NR	18,968
702,450	Retiree Claim, 08/21/2013	NR	NR	21,073

	Total Claims (cost $647,521)			90,000

Shares

Common Stocks - 5.44% (a) (k)
555,258	Altiva Financial Corp.			3,331
46,601	American Banknote Corp. (j)			1,095,123
1	Delta Air Lines, Inc.			14
853,905	ICO Global Communications Holding, Ltd. (e)			2,356,778
232	Knology, Inc.			2,633
73,730	Northwest Airlines, Inc.			1,379,479
24,015	Outsourcing Services Group, Inc. (j)			0
1,184	Time Warner Cable, Inc., Class A			29,790
303	Viatel Holding, Ltd.			8

	Total Common Stocks (cost $12,855,290)			4,867,156

Units

Warrants - 0.00% (a) (k)
5,000	XM Satellite Radio, Inc., 03/15/2010			0

	Total Warrants (cost $870,339)			0

	Total Investments - 137.47% (cost $152,197,865) (l)			123,095,091

	Other Assets & Liabilities, Net - 7.20%			6,449,830

	Preferred Shares - (44.67)%			(40,000,000)

	Net Assets Applicable to Common Stock - 100.00%			$89,544,921

(a)	Percentages are based on net assets applicable to common stock.
(b)

Senior loans in which the Prospect Street High Income Portfolio, Inc. (the “Fund”) invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (d), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at January 31, 2008. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than stated maturities shown.

(c)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(d)	Fixed rate senior loan.
(e)	Securities (or a portion of securities) on loan. As of January 31, 2008, the market value of securities loaned was $42,071,085. The loans were secured with cash collateral of $44,689,058.
(f)	Variable rate Corporate Note & Bond. The interest rate shown reflects the rate in effect at January 31, 2008.
(g)	Issuer is in default of certain debt covenants. Income is not being accrued.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.
Schedule of Investments (unaudited) (continued)
As of January 31, 2008

(h)

Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2008, the market value of these securities aggregated to $30,966,056 or 34.58% of net assets applicable to common stock. Pursuant to procedures duly adopted by the Fund’s Board of Directors, the Adviser has determined that all of the Rule 144A securities, with the exception of Charys Holding Co., Inc., which represented a market value of $1,387,500 or 1.55% of the Fund’s net assets at January 31, 2008, were, at the time of acquisition, readily marketable.

(i)

Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 0.000% until the date shown below and the subsequent rate below, thereafter.

Security	Date	Rate

Associated Materials, Inc.	03/01/09	11.25%

(j)

Represents fair value as determined by the Investment Adviser, in good faith, pursuant to the policies and procedures approved by the Fund’s Board of Directors. Securities with a total market value of $1,095,123, or 1.22% of net assets, were valued under fair value by the Investment Adviser as of January 31, 2008.

(k)	Non-income producing security.
(l)	The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$1,177,851
Gross unrealized depreciation	(30,280,625)

Net unrealized depreciation	$(29,102,774)

PIK	Payment in Kind
NR	Not Rated

Unfunded Loan Commitment:

As of January 31, 2008, the Fund had an unfunded loan commitment to Univision Communications, Inc. of $33,557, which could be extended at the option of the borrower, pursuant to the loan agreement.

Security Valuation:

Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

Other investments, which comprise the major portion of the Fund’s portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. (“Highland,” or “Investment Adviser”) based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Fund’s Board of Directors (“Board of Directors”).

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prospect Street® High Income Portfolio Inc.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	March 20, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Secretary and Treasurer
(principal financial officer)

Date	March 20, 2008

* Print the name and title of each signing officer under his or her signature.